UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity® International Real Estate Fund

Semi-Annual Report
January 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Mitsubishi Estate Co. Ltd.	4.9
Vonovia SE	4.7
CK Asset Holdings Ltd.	4.6
Sino Land Ltd.	3.4
Londonmetric Properity PLC	3.2
Advance Residence Investment Corp.	3.1
Great Eagle Holdings Ltd.	3.0
Mitsui Fudosan Logistics Park, Inc.	2.7
Segro PLC	2.6
National Storage REIT unit	2.6
34.8

Top Five REIT Sectors (% of Fund's net assets)

REITs - Diversified	14.5
REITs - Apartments	8.3
REITs - Warehouse/Industrial	6.9
REITs - Management/Investment	6.5
REITs - Health Care	4.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 93.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.9%
	Shares	Value ($)
Australia - 6.9%
Abacus Property Group unit	4,977,140	9,862,590
Arena (REIT) unit	2,312,908	6,135,613
Charter Hall Group unit	521,985	5,139,770
Ingenia Communities Group unit	1,409,476	4,641,797
National Storage REIT unit	10,259,997	16,885,273
NEXTDC Ltd. (a)	249,013	1,759,797
TOTAL AUSTRALIA		44,424,840
Belgium - 4.0%
Home Invest Belgium SA (b)	78,791	1,692,081
Inclusio SA	271,921	4,212,570
Montea SICAFI SCA	60,537	4,843,822
Warehouses de Pauw	473,635	14,963,351
TOTAL BELGIUM		25,711,824
Bermuda - 4.6%
Great Eagle Holdings Ltd.	8,050,541	19,333,726
Tai Cheung Holdings Ltd.	13,230,000	7,206,677
Wing Tai Properties Ltd.	7,204,000	3,329,341
TOTAL BERMUDA		29,869,744
Cayman Islands - 4.6%
CK Asset Holdings Ltd.	4,646,000	29,704,250
France - 1.0%
ARGAN SA	74,132	6,294,282
Germany - 5.0%
Instone Real Estate Group BV (c)	179,200	1,821,542
Vonovia SE	1,086,541	30,692,501
TOTAL GERMANY		32,514,043
Hong Kong - 3.9%
Magnificent Hotel Investment Ltd. (a)	201,209,000	3,045,108
Sino Land Ltd.	17,241,275	22,404,661
TOTAL HONG KONG		25,449,769
Ireland - 1.5%
Irish Residential Properties REIT PLC	8,023,700	9,961,627
Italy - 0.5%
Infrastrutture Wireless Italiane SpA (c)	305,800	3,339,465
Japan - 22.2%
Advance Residence Investment Corp. (b)	8,112	19,815,676
Daiwa Securities Living Invest	17,295	14,470,850
Goldcrest Co. Ltd.	751,500	9,427,774
Health Care & Medical Investment Corp.	11,587	14,435,588
Ichigo, Inc.	693,200	1,588,799
JTOWER, Inc. (a)(b)	139,400	6,676,905
Katitas Co. Ltd.	208,400	5,110,060
Kenedix Residential Investment Corp. (b)	5,400	8,048,512
Kyoritsu Maintenance Co. Ltd. (b)	111,300	5,083,512
Mirarth Holdings, Inc.	1,724,900	5,106,680
Mitsubishi Estate Co. Ltd.	2,475,300	31,815,332
Mitsui Fudosan Logistics Park, Inc.	5,000	17,450,320
Nomura Real Estate Holdings, Inc.	217,800	4,800,410
TOTAL JAPAN		143,830,418
New Zealand - 2.7%
Arvida Group Ltd.	8,145,096	6,118,282
Auckland International Airport Ltd. (a)	910,397	5,010,408
Stride Property Group unit	6,917,236	6,221,224
TOTAL NEW ZEALAND		17,349,914
Singapore - 10.6%
CDL Hospitality Trusts unit	352,884	364,135
City Developments Ltd.	1,592,700	10,108,592
Keppel DC (REIT)	8,207,700	12,793,057
Parkway Life REIT	4,487,600	13,889,463
Singapore Land Group Ltd.	9,109,000	15,632,073
Wing Tai Holdings Ltd.	13,631,881	16,018,187
TOTAL SINGAPORE		68,805,507
Spain - 3.4%
Aena SME SA (a)(c)	23,300	3,500,800
Arima Real Estate SOCIMI SA (a)	1,196,569	9,431,162
Cellnex Telecom SA (c)	228,710	8,962,689
TOTAL SPAIN		21,894,651
Sweden - 5.7%
Catena AB	140,600	5,853,852
Fastighets AB Balder (a)	776,700	3,977,230
Fastighets AB Trianon Class B	362,700	813,314
Fastighetsbolaget Emilshus AB	681,200	1,922,259
Heba Fastighets AB (B Shares)	1,576,800	5,759,807
Hemnet Group AB	539,400	7,510,006
Nibe Industrier AB (B Shares)	438,500	4,710,973
Wihlborgs Fastigheter AB	779,960	6,399,228
TOTAL SWEDEN		36,946,669
Switzerland - 2.9%
Flughafen Zuerich AG (a)	18,300	3,324,184
PSP Swiss Property AG	122,674	15,262,227
TOTAL SWITZERLAND		18,586,411
United Kingdom - 14.3%
Berkeley Group Holdings PLC	20,300	1,037,363
Big Yellow Group PLC	551,600	8,221,684
Grainger Trust PLC	4,030,181	12,898,508
Great Portland Estates PLC	421,048	2,956,212
Harworth Group PLC	2,130,300	3,046,555
Londonmetric Properity PLC	8,817,784	20,470,102
Rightmove PLC	674,000	4,897,212
Safestore Holdings PLC	501,519	6,220,075
Segro PLC	1,667,008	17,062,028
Shaftesbury PLC	695,568	3,375,242
Unite Group PLC	785,480	9,654,739
Urban Logistics REIT PLC	1,708,265	3,022,160
TOTAL UNITED KINGDOM		92,861,880
United States of America - 2.1%
Airbnb, Inc. Class A (a)	93,500	10,388,785
CoStar Group, Inc. (a)	39,600	3,084,840
TOTAL UNITED STATES OF AMERICA		13,473,625
TOTAL COMMON STOCKS (Cost $660,711,988)		621,018,919

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	25,042,672	25,047,681
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	8,024,040	8,024,843
TOTAL MONEY MARKET FUNDS (Cost $33,072,524)		33,072,524

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $693,784,512)	654,091,443
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(6,610,026)
NET ASSETS - 100.0%	647,481,417

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,624,496 or 2.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	25,343,355	126,716,039	127,011,714	246,329	111	(110)	25,047,681	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	5,012,018	28,967,592	25,954,767	75,078	-	-	8,024,843	0.0%
Total	30,355,373	155,683,631	152,966,481	321,407	111	(110)	33,072,524

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	31,386,277	10,849,471	20,536,806	-
Consumer Discretionary	19,554,768	11,426,148	8,128,620	-
Health Care	6,118,282	-	6,118,282	-
Industrials	19,631,205	11,119,997	8,511,208	-
Information Technology	1,759,797	-	1,759,797	-
Real Estate	542,568,590	180,135,659	362,432,931	-

Money Market Funds	33,072,524	33,072,524	-	-
Total Investments in Securities:	654,091,443	246,603,799	407,487,644	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,410,972) - See accompanying schedule:
Unaffiliated issuers (cost $660,711,988)	$621,018,919
Fidelity Central Funds (cost $33,072,524)	33,072,524

Total Investment in Securities (cost $693,784,512)		$654,091,443
Foreign currency held at value (cost $7,144)		7,137
Receivable for investments sold		13,007
Receivable for fund shares sold		1,057,672
Dividends receivable		2,121,632
Reclaims receivable		1,192,759
Distributions receivable from Fidelity Central Funds		54,632
Prepaid expenses		2,174
Other receivables		7
Total assets		658,540,463
Liabilities
Payable for investments purchased	$1,312,800
Payable for fund shares redeemed	1,200,187
Accrued management fee	360,868
Distribution and service plan fees payable	5,161
Other affiliated payables	95,796
Other payables and accrued expenses	59,391
Collateral on securities loaned	8,024,843
Total Liabilities		11,059,046
Net Assets		$647,481,417
Net Assets consist of:
Paid in capital		$803,598,103
Total accumulated earnings (loss)		(156,116,686)
Net Assets		$647,481,417

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($13,692,860 ÷ 1,303,864 shares) (a)		$10.50
Maximum offering price per share (100/94.25 of $10.50)		$11.14
Class M :
Net Asset Value and redemption price per share ($2,184,858 ÷ 209,996 shares) (a)		$10.40
Maximum offering price per share (100/96.50 of $10.40)		$10.78
Class C :
Net Asset Value and offering price per share ($1,679,884 ÷ 165,336 shares) (a)		$10.16
International Real Estate :
Net Asset Value , offering price and redemption price per share ($271,740,340 ÷ 25,489,116 shares)		$10.66
Class I :
Net Asset Value , offering price and redemption price per share ($72,729,237 ÷ 6,863,673 shares)		$10.60
Class Z :
Net Asset Value , offering price and redemption price per share ($285,454,238 ÷ 26,994,851 shares)		$10.57
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$8,733,396
Foreign Tax Reclaims		472,322
Income from Fidelity Central Funds (including $75,078 from security lending)		321,407
Income before foreign taxes withheld		$9,527,125
Less foreign taxes withheld		(665,471)
Total Income		8,861,654
Expenses
Management fee	$2,304,687
Transfer agent fees	436,271
Distribution and service plan fees	31,818
Accounting fees	160,159
Custodian fees and expenses	37,658
Independent trustees' fees and expenses	1,243
Registration fees	65,519
Audit	34,090
Legal	575
Interest	2,676
Miscellaneous	2,913
Total expenses before reductions	3,077,609
Expense reductions	(62,428)
Total expenses after reductions		3,015,181
Net Investment income (loss)		5,846,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(80,189,835)
Fidelity Central Funds	111
Foreign currency transactions	(118,228)
Total net realized gain (loss)		(80,307,952)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,258,505)
Fidelity Central Funds	(110)
Assets and liabilities in foreign currencies	(7,311)
Total change in net unrealized appreciation (depreciation)		(1,265,926)
Net gain (loss)		(81,573,878)
Net increase (decrease) in net assets resulting from operations		$(75,727,405)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,846,473	$16,306,038
Net realized gain (loss)	(80,307,952)	18,855,234
Change in net unrealized appreciation (depreciation)	(1,265,926)	(203,391,678)
Net increase (decrease) in net assets resulting from operations	(75,727,405)	(168,230,406)
Distributions to shareholders	(31,353,019)	(54,162,695)
Share transactions - net increase (decrease)	(90,572,746)	68,244,424
Total increase (decrease) in net assets	(197,653,170)	(154,148,677)

Net Assets
Beginning of period	845,134,587	999,283,264
End of period	$647,481,417	$845,134,587

Financial Highlights
Fidelity Advisor® International Real Estate Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$14.84	$11.74	$12.14	$11.63	$11.03
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.22	.17	.16	.23
Net realized and unrealized gain (loss)	(1.02)	(2.39)	3.08	.05	.55	.69
Total from investment operations	(.95)	(2.21)	3.30	.22	.71	.92
Distributions from net investment income	(.03)	(.52)	(.20)	(.24)	(.17)	(.21)
Distributions from net realized gain	(.40)	(.23)	-	(.38)	(.03)	(.11)
Total distributions	(.43)	(.75)	(.20)	(.62)	(.20)	(.32)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$10.50	$11.88	$14.84	$11.74	$12.14	$11.63
Total Return D,E,F	(8.03)%	(15.76)%	28.46%	1.71%	6.21%	8.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.23%	1.23%	1.27%	1.32%	1.36%
Expenses net of fee waivers, if any	1.20% I	1.22%	1.23%	1.27%	1.32%	1.36%
Expenses net of all reductions	1.20% I	1.22%	1.23%	1.26%	1.31%	1.35%
Net investment income (loss)	1.40% I	1.33%	1.66%	1.40%	1.35%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$13,693	$16,274	$17,071	$11,710	$12,564	$11,319
Portfolio turnover rate J	26% I	47%	37%	69%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Real Estate Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$14.71	$11.64	$12.02	$11.53	$10.93
Income from Investment Operations
Net investment income (loss) A,B	.06	.14	.18	.13	.12	.20
Net realized and unrealized gain (loss)	(1.02)	(2.37)	3.05	.05	.54	.68
Total from investment operations	(.96)	(2.23)	3.23	.18	.66	.88
Distributions from net investment income	-	(.49)	(.16)	(.18)	(.14)	(.17)
Distributions from net realized gain	(.40)	(.23)	-	(.38)	(.03)	(.11)
Total distributions	(.40)	(.72)	(.16)	(.56)	(.17)	(.28)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$10.40	$11.76	$14.71	$11.64	$12.02	$11.53
Total Return D,E,F	(8.15)%	(16.01)%	28.08%	1.41%	5.86%	8.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.52% I	1.53%	1.55%	1.59%	1.62%	1.65%
Expenses net of fee waivers, if any	1.45% I	1.51%	1.55%	1.58%	1.62%	1.65%
Expenses net of all reductions	1.44% I	1.51%	1.54%	1.58%	1.61%	1.65%
Net investment income (loss)	1.15% I	1.04%	1.34%	1.08%	1.06%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,185	$2,804	$3,488	$2,976	$3,703	$4,360
Portfolio turnover rate J	26% I	47%	37%	69%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Real Estate Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.52	$14.43	$11.43	$11.80	$11.33	$10.73
Income from Investment Operations
Net investment income (loss) A,B	.03	.07	.11	.07	.07	.15
Net realized and unrealized gain (loss)	(.99)	(2.32)	3.00	.04	.55	.67
Total from investment operations	(.96)	(2.25)	3.11	.11	.62	.82
Distributions from net investment income	-	(.43)	(.11)	(.10)	(.12)	(.10)
Distributions from net realized gain	(.40)	(.23)	-	(.38)	(.03)	(.11)
Total distributions	(.40)	(.66)	(.11)	(.48)	(.15)	(.22) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$10.16	$11.52	$14.43	$11.43	$11.80	$11.33
Total Return E,F,G	(8.33)%	(16.40)%	27.44%	.85%	5.56%	7.70%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.02% J	2.02%	2.05%	2.04%	2.02%	2.05%
Expenses net of fee waivers, if any	1.95% J	2.01%	2.05%	2.03%	2.02%	2.04%
Expenses net of all reductions	1.95% J	2.01%	2.04%	2.03%	2.01%	2.04%
Net investment income (loss)	.65% J	.55%	.85%	.63%	.66%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,680	$2,087	$3,036	$3,836	$3,869	$4,894
Portfolio turnover rate K	26% J	47%	37%	69%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Real Estate Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$15.04	$11.90	$12.31	$11.78	$11.17
Income from Investment Operations
Net investment income (loss) A,B	.08	.22	.26	.20	.19	.27
Net realized and unrealized gain (loss)	(1.03)	(2.42)	3.12	.05	.56	.70
Total from investment operations	(.95)	(2.20)	3.38	.25	.75	.97
Distributions from net investment income	(.04)	(.54)	(.24)	(.28)	(.19)	(.24)
Distributions from net realized gain	(.40)	(.24)	-	(.38)	(.03)	(.11)
Total distributions	(.45) C	(.78)	(.24)	(.66)	(.22)	(.36) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$10.66	$12.06	$15.04	$11.90	$12.31	$11.78
Total Return E,F	(7.91)%	(15.50)%	28.83%	1.98%	6.49%	8.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.95%	.97%	1.00%	1.02%	1.05%
Expenses net of fee waivers, if any	.95% I	.94%	.97%	1.00%	1.02%	1.05%
Expenses net of all reductions	.95% I	.94%	.96%	.99%	1.01%	1.04%
Net investment income (loss)	1.65% I	1.61%	1.92%	1.67%	1.65%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$271,740	$316,203	$360,653	$224,266	$251,947	$244,195
Portfolio turnover rate J	26% I	47%	37%	69%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Real Estate Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$14.94	$11.83	$12.23	$11.70	$11.13
Income from Investment Operations
Net investment income (loss) A,B	.09	.22	.27	.21	.20	.28
Net realized and unrealized gain (loss)	(1.03)	(2.40)	3.09	.06	.55	.68
Total from investment operations	(.94)	(2.18)	3.36	.27	.75	.96
Distributions from net investment income	(.04)	(.54)	(.25)	(.28)	(.19)	(.28)
Distributions from net realized gain	(.40)	(.24)	-	(.38)	(.03)	(.11)
Total distributions	(.44)	(.78)	(.25)	(.67) C	(.22)	(.39)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$10.60	$11.98	$14.94	$11.83	$12.23	$11.70
Total Return E,F	(7.84)%	(15.46)%	28.83%	2.09%	6.61%	8.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.92%	.90%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.91% I	.91%	.90%	.93%	.94%	.96%
Expenses net of all reductions	.91% I	.91%	.90%	.92%	.93%	.95%
Net investment income (loss)	1.69% I	1.64%	1.99%	1.73%	1.74%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$72,729	$95,002	$290,807	$145,964	$137,778	$350,392
Portfolio turnover rate J	26% I	47%	37%	69%	52%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Real Estate Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$14.93	$11.82	$12.25	$11.16
Income from Investment Operations
Net investment income (loss) B,C	.09	.23	.28	.22	.30
Net realized and unrealized gain (loss)	(1.03)	(2.39)	3.09	.05	.79
Total from investment operations	(.94)	(2.16)	3.37	.27	1.09
Distributions from net investment income	(.06)	(.55)	(.26)	(.32)	-
Distributions from net realized gain	(.40)	(.25)	-	(.38)	-
Total distributions	(.46)	(.80)	(.26)	(.70)	-
Net asset value, end of period	$10.57	$11.97	$14.93	$11.82	$12.25
Total Return D,E	(7.87)%	(15.35)%	28.99%	2.12%	9.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.81% H	.79%	.81%	.83%	.84% H
Expenses net of fee waivers, if any	.80% H	.79%	.81%	.83%	.84% H
Expenses net of all reductions	.80% H	.79%	.81%	.82%	.83% H
Net investment income (loss)	1.80% H	1.76%	2.08%	1.83%	3.02% H
Supplemental Data
Net assets, end of period (000 omitted)	$285,454	$412,765	$324,228	$110,808	$158,056
Portfolio turnover rate I	26% H	47%	37%	69%	52% H

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC) and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,002,215
Gross unrealized depreciation	(100,934,198)
Net unrealized appreciation (depreciation)	$(51,931,983)
Tax cost	$706,023,426

The Fund elected to defer to its next fiscal year approximately $25,659,349 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Real Estate Fund	85,538,963	206,144,692
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$17,468	$804
Class M	.25%	.25%	5,842	-
Class C	.75%	.25%	8,508	1,462
			$31,818	$2,266

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,558
Class M	88
Class C A	11
$3,657

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$16,573.24
Class M	3,028.26
Class C	2,177.26
International Real Estate	290,927.21
Class I	57,172.15
Class Z	66,394.04
	$436,271

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Real Estate Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Real Estate Fund	$134

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Real Estate Fund	Borrower	$2,618,556	4.09%	$2,676

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Real Estate Fund	368,621	2,422,957	603,750

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Real Estate Fund	$1,040
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Real Estate Fund	$8,081	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2023. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.20% A	$3,504
Class M	1.45% A	816
Class C	1.95% A	560
International Real Estate	.95% A	38,809
Class I	.95% A	-
Class Z	.80% A	5,918
		$49,607

  A Expense limitation effective June 1, 2022.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $41. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$75
Class M	88
Class C	14
$177

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,603.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity International Real Estate Fund
Distributions to shareholders
Class A	$589,083	$865,319
Class M	95,765	171,713
Class C	71,168	135,188
International Real Estate	11,787,000	18,841,300
Class I	3,502,573	9,606,899
Class Z	15,307,430	24,542,276
Total	$31,353,019	$54,162,695
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity International Real Estate Fund
Class A
Shares sold	125,483	397,495	$1,286,884	$5,356,663
Reinvestment of distributions	54,508	57,737	575,600	828,355
Shares redeemed	(246,432)	(235,551)	(2,475,766)	(3,133,992)
Net increase (decrease)	(66,441)	219,681	$(613,282)	$3,051,026
Class M
Shares sold	6,705	25,506	$68,442	$335,839
Reinvestment of distributions	9,147	12,008	95,765	171,073
Shares redeemed	(44,376)	(36,172)	(433,166)	(453,163)
Net increase (decrease)	(28,524)	1,342	$(268,959)	$53,749
Class C
Shares sold	15,385	49,064	$149,968	$639,665
Reinvestment of distributions	6,950	9,648	71,168	135,188
Shares redeemed	(38,117)	(87,967)	(370,418)	(1,156,517)
Net increase (decrease)	(15,782)	(29,255)	$(149,282)	$(381,664)
International Real Estate
Shares sold	2,939,664	7,944,369	$30,924,168	$109,613,164
Reinvestment of distributions	1,034,325	1,218,768	11,077,624	17,718,284
Shares redeemed	(4,714,208)	(6,914,301)	(48,302,062)	(92,451,752)
Net increase (decrease)	(740,219)	2,248,836	$(6,300,270)	$34,879,696
Class I
Shares sold	1,500,853	5,918,552	$15,040,412	$82,528,405
Reinvestment of distributions	318,645	647,187	3,390,384	9,343,048
Shares redeemed	(2,888,235)	(18,092,769)	(28,478,454)	(245,224,431)
Net increase (decrease)	(1,068,737)	(11,527,030)	$(10,047,658)	$(153,352,978)
Class Z
Shares sold	5,665,334	16,160,904	$56,831,326	$224,896,432
Reinvestment of distributions	1,117,458	1,165,843	11,856,230	16,803,235
Shares redeemed	(14,283,744)	(4,543,486)	(141,880,851)	(57,705,072)
Net increase (decrease)	(7,500,952)	12,783,261	$(73,193,295)	$183,994,595
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Real Estate Fund	13%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® International Real Estate Fund
Class A	1.20%
Actual		$ 1,000	$ 919.70	$ 5.81
Hypothetical- B		$ 1,000	$ 1,019.16	$ 6.11
Class M	1.45%
Actual		$ 1,000	$ 918.50	$ 7.01
Hypothetical- B		$ 1,000	$ 1,017.90	$ 7.38
Class C	1.95%
Actual		$ 1,000	$ 916.70	$ 9.42
Hypothetical- B		$ 1,000	$ 1,015.38	$ 9.91
Fidelity® International Real Estate Fund	.95%
Actual		$ 1,000	$ 920.90	$ 4.60
Hypothetical- B		$ 1,000	$ 1,020.42	$ 4.84
Class I	.91%
Actual		$ 1,000	$ 921.60	$ 4.41
Hypothetical- B		$ 1,000	$ 1,020.62	$ 4.63
Class Z	.80%
Actual		$ 1,000	$ 921.30	$ 3.87
Hypothetical- B		$ 1,000	$ 1,021.17	$ 4.08

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.801330.119
IRE-SANN-0423
Fidelity® Real Estate Investment Portfolio

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	10.6
Crown Castle International Corp.	9.3
SBA Communications Corp. Class A	7.0
Equinix, Inc.	6.3
Welltower, Inc.	4.7
Ventas, Inc.	4.7
Digital Realty Trust, Inc.	4.6
UDR, Inc.	3.5
CubeSmart	3.5
Mid-America Apartment Communities, Inc.	3.5
57.7

Top Five REIT Sectors (% of Fund's net assets)

REITs - Diversified	32.6
REITs - Apartments	10.7
REITs - Warehouse/Industrial	10.6
REITs - Health Care	9.4
REITs - Storage	8.6

Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($) (000s)
Equity Real Estate Investment Trusts (REITs) - 95.7%
REITs - Apartments - 10.7%
American Homes 4 Rent Class A	1,734,900	59,490
Invitation Homes, Inc.	1,867,400	60,691
Mid-America Apartment Communities, Inc.	668,400	111,436
UDR, Inc.	2,662,841	113,410
		345,027
REITs - Diversified - 32.6%
Apartment Income (REIT) Corp.	1,133,068	43,351
Crown Castle International Corp.	2,023,000	299,627
Digital Realty Trust, Inc.	1,290,000	147,860
Elme Communities (SBI)	1,209,700	23,226
Equinix, Inc.	273,700	202,026
Gaming & Leisure Properties	1,049,410	56,206
Lamar Advertising Co. Class A	461,500	49,168
SBA Communications Corp. Class A	760,083	226,147
		1,047,611
REITs - Health Care - 9.4%
Ventas, Inc.	2,902,054	150,355
Welltower, Inc.	2,008,640	150,728
		301,083
REITs - Hotels - 5.5%
DiamondRock Hospitality Co.	3,966,900	38,201
Host Hotels & Resorts, Inc.	4,048,000	76,305
RLJ Lodging Trust	2,621,019	32,946
Ryman Hospitality Properties, Inc.	307,900	28,601
		176,053
REITs - Management/Investment - 4.3%
American Assets Trust, Inc.	772,400	21,983
LXP Industrial Trust (REIT)	2,537,800	29,312
National Retail Properties, Inc.	1,808,500	85,632
		136,927
REITs - Manufactured Homes - 5.5%
Equity Lifestyle Properties, Inc.	1,259,674	90,419
Sun Communities, Inc.	550,863	86,408
		176,827
REITs - Shopping Centers - 6.0%
Kimco Realty Corp.	3,107,890	69,803
Phillips Edison & Co., Inc. (a)	1,275,800	42,765
Regency Centers Corp.	901,800	60,087
Urban Edge Properties	1,276,700	20,108
		192,763
REITs - Single Tenant - 2.5%
Four Corners Property Trust, Inc.	747,200	21,489
Spirit Realty Capital, Inc.	1,346,200	59,071
		80,560
REITs - Storage - 8.6%
CubeSmart	2,469,400	113,074
Extra Space Storage, Inc.	644,940	101,791
Iron Mountain, Inc.	1,105,300	60,327
		275,192
REITs - Warehouse/Industrial - 10.6%
Prologis (REIT), Inc.	2,642,015	341,561
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		3,073,604
Real Estate Management & Development - 3.4%
Real Estate Services - 3.4%
CBRE Group, Inc. (b)	1,270,200	108,615
TOTAL COMMON STOCKS (Cost $2,165,285)		3,182,219

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (c)	28,321,899	28,328
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	14,018,348	14,020
TOTAL MONEY MARKET FUNDS (Cost $42,348)		42,348

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,207,633)	3,224,567
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(13,942)
NET ASSETS - 100.0%	3,210,625

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	44,732	833,050	849,454	684	-	-	28,328	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	66,732	131,481	184,193	19	-	-	14,020	0.0%
Total	111,464	964,531	1,033,647	703	-	-	42,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	3,182,219	3,182,219	-	-

Money Market Funds	42,348	42,348	-	-
Total Investments in Securities:	3,224,567	3,224,567	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,028) - See accompanying schedule:
Unaffiliated issuers (cost $2,165,285)	$3,182,219
Fidelity Central Funds (cost $42,348)	42,348

Total Investment in Securities (cost $2,207,633)		$3,224,567
Receivable for investments sold		1,305
Receivable for fund shares sold		1,553
Dividends receivable		1,114
Distributions receivable from Fidelity Central Funds		78
Prepaid expenses		14
Other receivables		397
Total assets		3,229,028
Liabilities
Payable for fund shares redeemed	$2,116
Accrued management fee	1,348
Other affiliated payables	493
Other payables and accrued expenses	426
Collateral on securities loaned	14,020
Total Liabilities		18,403
Net Assets		$3,210,625
Net Assets consist of:
Paid in capital		$2,181,286
Total accumulated earnings (loss)		1,029,339
Net Assets		$3,210,625
Net Asset Value , offering price and redemption price per share ($3,210,625 ÷ 77,631 shares)		$41.36

Statement of Operations
Amounts in thousands		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$49,431
Income from Fidelity Central Funds (including $19 from security lending)		703
Total Income		50,134
Expenses
Management fee	$9,112
Transfer agent fees	2,928
Accounting fees	414
Custodian fees and expenses	14
Independent trustees' fees and expenses	7
Registration fees	48
Audit	27
Legal	3
Interest	3
Miscellaneous	17
Total expenses before reductions	12,573
Expense reductions	(65)
Total expenses after reductions		12,508
Net Investment income (loss)		37,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	137,871
Total net realized gain (loss)		137,871
Change in net unrealized appreciation (depreciation) on investment securities		(515,601)
Net gain (loss)		(377,730)
Net increase (decrease) in net assets resulting from operations		$(340,104)
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,626	$83,284
Net realized gain (loss)	137,871	257,355
Change in net unrealized appreciation (depreciation)	(515,601)	(482,664)
Net increase (decrease) in net assets resulting from operations	(340,104)	(142,025)
Distributions to shareholders	(332,579)	(230,857)
Share transactions
Proceeds from sales of shares	155,988	1,336,283
Reinvestment of distributions	303,560	213,175
Cost of shares redeemed	(1,695,996)	(1,789,187)
Net increase (decrease) in net assets resulting from share transactions	(1,236,448)	(239,729)
Total increase (decrease) in net assets	(1,909,131)	(612,611)

Net Assets
Beginning of period	5,119,756	5,732,367
End of period	$3,210,625	$5,119,756

Other Information
Shares
Sold	3,707	27,133
Issued in reinvestment of distributions	7,394	4,120
Redeemed	(41,291)	(37,055)
Net increase (decrease)	(30,190)	(5,802)

Financial Highlights
Fidelity® Real Estate Investment Portfolio

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$47.48	$50.45	$40.16	$45.62	$42.48	$42.92
Income from Investment Operations
Net investment income (loss) A,B	.44	.72	.73	.93	1.06	.81
Net realized and unrealized gain (loss)	(2.77)	(1.69)	11.34	(3.48)	3.98	.49
Total from investment operations	(2.33)	(.97)	12.07	(2.55)	5.04	1.30
Distributions from net investment income	(.64)	(.42)	(.75) C	(.87)	(1.04)	(.82)
Distributions from net realized gain	(3.15)	(1.58)	(1.02) C	(2.04)	(.87)	(.92)
Total distributions	(3.79)	(2.00)	(1.78) D	(2.91)	(1.90) D	(1.74)
Net asset value, end of period	$41.36	$47.48	$50.45	$40.16	$45.62	$42.48
Total Return E,F	(4.58)%	(2.22)%	31.46%	(6.15)%	12.29%	3.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.71%	.73%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.72% I	.71%	.73%	.74%	.74%	.75%
Expenses net of all reductions	.72% I	.71%	.72%	.73%	.74%	.75%
Net investment income (loss)	2.16% I	1.47%	1.74%	2.19%	2.46%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$3,211	$5,120	$5,732	$4,213	$4,304	$3,939
Portfolio turnover rate J	7% I	18%	35%	38%	23%	20% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Real Estate Investment Portfolio	$396

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, deferred Trustee compensation and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,067,958
Gross unrealized depreciation	(59,492)
Net unrealized appreciation (depreciation)	$1,008,466
Tax cost	$2,216,101

The Fund elected to defer to its next fiscal year approximately $10,796 of capital losses recognized during the period November 1, 2021 to July 31, 2022.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Investment Portfolio	125,688	1,552,142
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate Investment Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Investment Portfolio	$17

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Real Estate Investment Portfolio	Borrower	$11,846	3.32%	$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Investment Portfolio	581	83,043	2,647

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Real Estate Investment Portfolio	$6
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Investment Portfolio	$2	$-	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $65.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Real Estate Investment Portfolio	.72%
Actual		$ 1,000	$ 954.20	$ 3.55
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.706448.124
REA-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023